Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt	$ 2,055	$ 2,380
less current portion of debt	(584)	(939)
Long term portion of debt	1,471	1,441
Promissory Note [Member]
Debt Instrument [Line Items]
Total debt	106	409
Motor Vehicle and Equipment Loans [Member]
Debt Instrument [Line Items]
Total debt	$ 1,949	$ 1,971